SEGMENT INFORMATION - Revenue from external customers by geographic area (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SEGMENT INFORMATION
Revenue	$ 778,308	$ 686,362	$ 558,225
Singapore
SEGMENT INFORMATION
Revenue	162,582	158,887	143,183
United States of America
SEGMENT INFORMATION
Revenue	109,890	103,524	89,834
Malaysia
SEGMENT INFORMATION
Revenue	98,532	81,163	60,323
Vietnam
SEGMENT INFORMATION
Revenue	87,827	77,951	75,375
Others
SEGMENT INFORMATION
Revenue	$ 319,477	$ 264,837	$ 189,510